CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
CONSOLIDATED BALANCE SHEETS
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares issued	3,847,331,923	2,245,865,913	1,585,693,413
Common stock, shares outstanding	3,847,331,923	2,245,865,913		312,019